Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Related Parties
21.	RELATED PARTIES
The Company has engaged in transactions within the ordinary course of business with entities affiliated with its principal equity owners.
The Company recognized revenue from a customer that is affiliated with one of its principal equity owners. The Company recognized revenue of $0.1 million from the related party customer during the three months ended March 31, 2022. The amount of revenue recognized during the three months ended March 31, 2021 and the associated receivable from the customer at March 31, 2022 and December 31, 2021 were de minimis.
The Company incurred expenses for employee health insurance benefits with an entity affiliated with one of its principal equity owners. During the three months ended March 31, 2022 and March 31, 2021, the Company incurred expenses of $0.8 and $0.7 million, respectively. The associated payable as of March 31, 2022 and December 31, 2021 was $0.2 million.

The Company incurred expenses for human resource support services with an entity affiliated with one of its principal equity owners. During the three months ended March 31, 2022 and 2021, the Company incurred associated expenses of $0.1 million. The associated payable for the human resource support services was de minimis at March 31, 2022 and December 31, 2021.
The Company incurred expenses for sales tax processing services and license fees for tax information with an entity affiliated with one of its board members. During the three months ended March 31, 2022, the Company incurred expenses with the affiliated entity of $0.2 million. During the three months ended March 31, 2021, the amount of expense recognized was de minimis. The associated payable for tax processing services was $0.1 million at March 31, 2022. There was no associated payable at December 31, 2021.
The Company reimburses its principal equity owners for services and any related travel and out-of-pocket
expenses. During the three months ended March 31, 2022, the Company’s expenses for services, travel and out-of-pocket
expenses were de minimis. During the three months ended March 31, 2021, the Company incurred expenses for reimbursement for services, travel, and out-of-pocket
expenses of $0.1 million. The associated payable was de minimis as of March 31, 2022 and December 31, 2021.

24.	RELATED PARTIES
The Company has engaged in transactions within the ordinary course of business with entities affiliated with its principal equity owners.
The Company recognized revenue from a customer that is affiliated with one of its principal equity owners. The Company recognized revenue of $0.4 million and $0.1 million from the related party customer during the years ended December 31, 2021 and 2020, respectively. The amount of revenue recognized during the year ended December 31, 2019 and the associated accounts receivable from the customer at December 31, 2021 and 2020 were de minimis.
The Company incurred expenses for employee health insurance benefits with an entity affiliated with one of its principal equity owners. During the year ended December 31, 2021, the Company incurred expenses of $3.2 million, of which $0.2 million was payable at December 31, 2021. The Company was not affiliated with the entity prior to 2021.
The Company incurred expenses for human resource support services with an entity affiliated with one of its principal equity owners. During the years ended December 31, 2021, 2020 and 2019, the Company incurred expenses of $0.2 million. The associated payable for the human resource support services was de minimis at December 31, 2021 and 2020.
The Company incurred expenses for sales tax processing services with an entity affiliated with one of its board members. During the year ended December 31, 2021, the Company incurred expenses with the affiliated entity of $0.3 million. There was no associated payable at December 31, 2021. The incurred expenses and associated payable prior to the year ended December 31, 2021 were de minimis.
The Company reimburses its principal equity owners for services and any related travel and out-of-pocket
expenses. During the years ended December 31, 2021, 2020 and 2019, the Company had expenses for services, travel and out-of-pocket
expenses to its principal equity owners of $0.2 million, $0.2 million and $0.1 million, respectively.
During the year ended December 31, 2021, the Company completed a strategic investment in a limited partnership (the “Investee”) in which the Company invested $10.0 million, plus related fees and expenses, for an approximate 7% interest (see Note 12). The limited partnership is affiliated with one of the Company’s principal equity owners. The Company reimbursed its principal equity owner $0.2 million for its pro rata portion of related fees and expenses. The limited partnership recognized no income or loss during the year ended December 31, 2021.
During the year ended December 31, 2021, the Company issued 110,679 shares of Class B common stock to a board member for aggregate cash proceeds of $1.0 million.
During the year ended December 31, 2020, the Company entered into a note receivable for $0.7 million with an executive. The outstanding balance was repaid in full during February 2021. Prior to repayment, the note receivable bore interest at 1.58% per annum and required semiannual interest payments through the maturity date in February 2023. At December 31, 2020, the note receivable balance was $0.7 million and was recorded within other assets on the Company’s consolidated balance sheet.